UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/11 - 9/30/11

Item 1 - Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 133.16% (d)
Aerospace and Defense - 2.94%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	699
475	Bombardier, Inc., Senior Notes,
	6.125%, 05/15/21 (g) (EUR)	Ba2	573
275	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18 (g)	B3	274
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba3	516
1,500	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	1,478
275	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17 (g)	B3	271
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	639
525	Sequa Corporation, Senior Notes,
	11.75%, 12/01/15 (g)	Caa2	547
225	Sequa Corporation, Senior Notes,
	13.50%, 12/01/15 (g)	Caa2	237
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	Ba3	207
850	Transdigm, Inc., Senior Subordinated Notes,
	7.75%, 12/15/18	B3	865
			6,306
Automobile - 2.81%
158	Affinia Group, Inc., Senior Notes,
	10.75%, 08/15/16 (g)	B1	165
350	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	Caa1	322
1,050	Chrysler Group, LLC, Senior Notes,
	8.25%, 06/15/21 (g)	B2	811
400	Conti Gummi Finance B.V., Senior Notes,
	8.50%, 07/15/15 (g) (EUR)	Ba3	547
1,175	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	Ba3	1,293
1,000	Ford Motor Credit Company LLC, Senior Notes,
	5.75%, 02/01/21	Ba2	993
1,375	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	Ba2	1,636
50	Goodyear Tire & Rubber Company, Senior Notes,
	10.50%, 05/15/16	B1	54
225	Pittsburgh Glass Works, LLC, Senior Notes,
	8.50%, 04/15/16 (g)	B2	206
			6,027
Banking - .72%
1,250	Amsouth Bank, N.A, Subordinated Notes,
	5.20%, 04/01/15	Ba3	1,141
390	Zions Bancorp,
	7.75%, 09/23/14	(e)	408
			1,549
Beverage, Food and Tobacco - 3.94%
400	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B2	384
525	Cott Beverages, Inc., Senior Notes,
	8.125%, 09/01/18	B3	542
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17	B3	206
150	Darling International, Inc., Senior Notes,
	8.50%, 12/15/18	Ba3	162
1,150	Del Monte Foods Company, Senior Notes,
	7.625%, 2/15/19 (g)	B3	978
475	JBS Finance II Ltd., Senior Notes,
	8.25%, 01/29/18 (g)	B1	390
500	JBS USA, LLC Senior Notes,
	7.25%, 06/01/21 (g)	B1	413
425	JBS USA, LLC Senior Notes,
	11.625%, 05/01/14	B1	459

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

750	Land O’Lakes,
	7.45%, 03/15/28 (g)	Ba1	720
900	Michael Foods, Inc., Senior Notes,
	9.75%, 07/15/18	Caa1	936
650	Pinnacle Foods Finance LLC, Senior Notes,
	8.25%, 09/01/17	B3	634
800	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15	B3	798
150	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa1	151
275	R&R Ice Cream plc, Senior Notes,
	8.375%, 11/15/17 (g)(EUR)	B2	311
225	Reddy Ice Holdings, Inc., Senior Notes,
	10.50%, 11/01/12	Caa2	225
250	Smithfield Foods, Inc., Senior Notes,
	7.75%, 07/01/17	B2	256
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	394
525	U.S. Food Service, Inc., Senior Notes,
	8.50%, 06/30/19 (g)	Caa2	487
			8,446
Broadcasting and Entertainment - 10.35%
800	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B1	790
550	AMC Entertainment, Inc., Senior Subordinated Notes,
	9.75%, 12/01/20	Caa1	506
475	Bresnan Broadband Holdings, Senior Notes,
	8%, 12/15/18 (g)	B3	480
875	Cablevision Systems Corporation, Senior Notes,
	7.75%, 04/15/18	B1	879
350	Cablevision Systems Corporation, Senior Notes,
	8%, 04/15/20	B1	355
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	287
325	CCH II, LLC, Senior Notes,
	13.50%, 11/30/16	B2	374
600	CCO Holdings, LLC, Senior Notes,
	7%, 01/15/19	B1	582
1,200	CCO Holdings, LLC, Senior Notes,
	7.25%, 10/30/17	B1	1,194
425	CCO Holdings, LLC, Senior Notes,
	7.875%, 04/30/18	B1	436
1,350	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	1,330
150	Cinemark USA, Inc., Senior Notes,
	7.375%, 06/15/21	B3	142
225	Clear Channel Communications, Inc., Senior Notes,
	7.25%, 10/15/27	Ca	79
900	Clear Channel Communications, Inc., Senior Notes,
	11%, 08/01/16	Ca	450
150	Cyfrowy Polsat Finance AB, Senior Notes,
	7.125%, 05/20/18 (g)(EUR)	Ba3	181
475	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21 (g)	Ba3	454
100	Dish DBS Corporation, Senior Notes,
	7.125%, 02/01/16	Ba3	101
200	Lamar Media Corporation, Senior Subordinated Notes,
	7.875%, 04/15/18	B1	199
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	Ba3	352
650	Lions Gate Entertainment, Inc., Senior Notes,
	10.25%, 11/01/16 (g)	B1	634
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17	B3	815
125	Odeon & UCI Finco plc, Senior Notes,
	9%, 08/1/18 (g)(GBP)	B3	170
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B2	505
825	Regal Cinemas Corporation, Senior Notes,
	9.125%, 08/15/18	B3	806
925	Sinclair Television Group, Inc., Senior Notes,
	9.25%, 11/01/17 (g)	Ba3	962
2,300	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	B2	2,461
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	Ba2	268

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

100	Telenet Finance III Luxembourg S.C.A., Senior Notes,
	6.625%, 02/15/21 (g)(EUR)	Ba3	121
1,100	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	1,012
2,300	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,782
550	UPC Germany GMBH, Senior Notes,
	8.125%, 12/01/17 (g)	B1	557
525	UPC Holding BV, Senior Notes,
	9.875%, 04/15/18 (g)	B2	529
275	UPCB Finance Limited, Senior Notes,
	7.625%, 01/15/20 (g)(EUR)	Ba3	344
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba1	82
150	WM Finance Corporation, Senior Notes,
	9.50%, 06/15/16 (g)	Ba2	152
350	XM Satellite Radio, Inc., Senior Notes,
	7.625%, 11/01/18 (g)	B2	347
1,350	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/14 (g)	B2	1,485
			22,203
Building and Real Estate - 5.47%
575	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	B3	479
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	B1	259
250	Beazer Homes USA. Inc., Senior Notes,
	8.125%, 06/15/16	Caa3	160
350	Beazer Homes USA. Inc., Senior Notes,
	9.125%, 06/15/18	Caa3	221
325	Beazer Homes USA. Inc., Senior Notes,
	9.125%, 05/15/19	Caa3	201
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	6.625%, 10/15/20	Ba1	480
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba2	365
780	Cemex Finance LLC, Senior Notes,
	9.50%, 12/14/16 (g)	(e)	570
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	637
750	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B2	731
150	Heidelbergcement Finance, Senior Notes,
	8%, 01/31/17 (EUR)	Ba2	195
500	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	506
150	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba2	146
750	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	741
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21 (g)	Ba2	505
900	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21 (g)	Caa1	752
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18 (g)	Caa1	605
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	586
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	760
450	Rouse Company, LLC, Senior Notes,
	6.75%, 11/09/15	(e)	449
725	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19 (g)	B2	614
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	173
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	401
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	Caa2	409
125	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	104
725	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	680
			11,729

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Cargo Transport - 1.70%
350	CHC Helicopter S.A., Senior Notes,
	9.25%, 10/15/20 (g)	B2	298
480	DP World Ltd., Senior Notes,
	6.85%, 07/02/37(g)	Baa3	438
1,520	DP World Sukuk Limited, Senior Notes,
	6.25%, 07/02/17 (g)	Baa3	1,513
316	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (h)	Caa3	298
550	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	535
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18	Ba2	571
			3,653
Chemicals, Plastics and Rubber - 3.36%
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	238
625	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	512
325	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20	Caa1	242
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B3	165
1,250	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/21	B3	1,184
450	Kerling plc, Senior Notes,
	10.625%, 02/01/17 (g)(EUR)	B3	499
375	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	389
1,325	Lyondell Chemical Company, Senior Notes,
	8%, 11/01/17 (g)	Ba1	1,428
125	Lyondell Chemical Company, Senior Notes,
	11%, 05/01/18	Ba3	134
300	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21	Caa1	219
850	Momentive Performance Materials, Inc., Senior Notes,
	11.50%, 12/01/16	Caa2	714
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba2	328
550	Solutia, Inc, Senior Notes,
	7.875%, 03/15/20	B1	577
550	Solutia, Inc, Senior Notes,
	8.75%, 11/01/17	B1	584
			7,213
Containers, Packaging and Glass - 4.23%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B2	353
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	452
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	B1	253
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17	B1	393
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	B3	454
375	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	358
600	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	565
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba3	246
300	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16	Ba3	327
225	Clondalkin Acquisition BV, Senior Notes,
	2.347%, 12/15/13 (g)	B1	201
150	Crown Euro Holdings, S.A., Senior Notes,
	7.125%, 08/15/18 (g) (EUR)	Ba1	194
425	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18 (g)	Caa1	412
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	B2	541
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B2	645

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	366
300	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	317
1,125	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19 (g)	Ba3	1,046
250	Reynolds Group Issuer, Inc., Senior Notes,
	7.875%, 08/15/19 (g)	Ba3	241
575	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19 (g)	Caa1	483
375	Sealed Air Corporation, Senior Notes,
	8.125%, 09/15/19 (g)	B1	378
800	Solo Cup Company, Senior Notes,
	10.50%, 11/01/13	B2	796
50	Verso Paper Holdings LLC, Senior Notes,
	11.50%, 07/01/14	Ba2	52
			9,073
Diversified/Conglomerate Manufacturing - 6.21%
500	AGY Holding Corp., Senior Notes,
	11%, 11/15/14	B3	362
400	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16	B1	407
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	387
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,047
1,750	Case New Holland, Incorporated, Senior Notes,
	7.875%, 12/01/17	Ba2	1,868
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	441
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	243
1,700	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	1,649
650	Euramax International, Inc., Senior Notes,
	9.50%, 04/01/16 (g)	Caa1	522
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	271
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17	B2	475
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20	B2	476
675	Pinafore, LLC, Senior Notes,
	9%, 10/01/18 (g)	B1	688
650	Ply Gem Industries, Inc., Senior Notes,
	8.25%, 02/15/18	Caa1	528
1,425	RBS Global, Inc., Senior Notes,
	8.50%, 05/01/18	Caa1	1,361
700	Sensata Technologies BV, Senior Notes,
	6.50%, 05/15/19 (g)	B3	661
450	SPX Corporation, Senior Notes,
	6.875%, 09/01/17	Ba1	461
50	Terex Corporation, Senior Notes,
	10.875%, 06/01/16	Ba3	53
900	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	B3	794
675	Vulcan Materials, Senior Notes,
	7.50%, 06/15/21	Ba2	628
			13,322
Diversified/Conglomerate Service - 9.47%
425	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	381
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	536
600	Aramark Holdings, Senior Notes,
	8.625%, 05/01/16 (g)	B3	594
280	Avis Budget Car Rental LLC, Senior Notes,
	7.625%, 05/15/14	B2	279
450	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18	B2	449
650	Buccaneer Merger Sub, Inc. Senior Notes,
	9.125%, 01/15/19 (g)	Caa1	651
700	Capsugel Finance Company, Senior Notes,
	9.875%, 08/01/19 (g)(EUR)	Caa1	891

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

575	CDW Corporation, Senior Notes,
	11.50%, 10/12/15	Caa1	591
25	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18 (g)	B2	25
2,300	CDW Corporation, Senior Subordinate Notes,
	12.535%, 10/12/17	(e)	2,208
825	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19 (g)	Caa1	714
400	EC Finance PLC, Senior Notes,
	9.75%, 08/01/17 (g) (EUR)	B2	391
625	First Data Corporation, Senior Notes,
	7.375%, 06/15/19 (g)	B1	581
800	First Data Corporation, Senior Notes,
	8.875%, 08/15/20 (g)	B1	764
3,450	First Data Corporation, Senior Notes,
	12.625%, 01/15/21 (g)	Caa1	2,553
1,575	First Data Corporation, Senior Subordinated Notes,
	11.25%, 03/31/16	Caa2	1,063
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	457
150	FTI Consulting Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	152
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B2	406
575	GTP Acquisition Partners, Senior Notes,
	7.628%, 06/15/16 (g)	(e)	564
475	Goodman Networks, Inc., Senior Notes,
	12.125%, 07/01/18 (g)	B2	446
100	Interline Brands, Inc., Senior Notes,
	7%, 11/15/18	B2	98
975	iPayment, Inc., Senior Notes,
	10.25%, 05/15/18 (g)	B3	916
625	Lender Processing Services, Inc., Senior Notes,
	8.125%, 07/01/16	Ba2	594
925	Mac Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	937
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa1	303
550	RSC Equipment, Inc., Senior Notes,
	8.25%, 02/01/21	Caa1	478
750	United Rentals North America, Inc., Senior Notes,
	10.875%, 06/15/16	B2	814
525	West Corporation, Senior Notes,
	7.875%, 01/15/19	B3	495
1,025	West Corporation, Senior Notes,
	8.625%, 10/01/18	B3	999
			20,330
Electronics - 2.91%
475	Advanced Micro Devices, Inc., Senior Notes,
	7.75%, 08/01/20	Ba3	480
175	Advanced Micro Devices, Inc., Senior Notes,
	8.125%, 12/15/17	Ba3	179
250	Aspect Software, Inc., Senior Notes,
	10.625%, 05/15/17	Caa1	254
800	Eagle Parent, Inc., Senior Notes,
	8.625%, 05/01/19 (g)	Caa1	712
525	Fidelity National Information Services, Inc., Senior Notes,
	7.625%, 07/15/17	Ba2	549
325	Fidelity National Information Services, Inc., Senior Notes,
	7.875%, 07/15/20	Ba2	340
125	Freescale Semiconductor, Inc., Senior Notes,
	8.05%, 02/01/20	Caa1	112
310	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	Ba3	322
1,350	iGATE Corporation, Senior Notes,
	9%, 05/01/16 (g)	B2	1,269
575	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	633
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14	B1	397
225	Lawson Software, Senior Notes,
	11.50%, 07/15/18 (g)	Caa1	207
925	MEMC Electronic Materials, Inc., Senior Notes,
	7.75%, 04/01/19 (g)	B1	786
			6,240

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Farming and Agriculture - .68%
575	CF Industries, Inc., Senior Notes,
	6.875%, 05/01/18	Ba1	640
725	CF Industries, Inc., Senior Notes,
	7.125%, 05/01/20	Ba1	825
			1,465
Finance - 9.82%
600	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18	Ba3	618
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	694
725	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	B1	634
750	American International Group., Senior Notes,
	6.25%, 03/15/37	Baa2	519
1,650	CIT Group, Inc., Senior Notes,
	6.625%, 04/01/18 (g)	B2	1,596
100	CIT Group, Inc., Senior Notes,
	7%, 05/01/16	B2	96
600	CIT Group, Inc., Senior Notes,
	7%, 05/01/17	B2	582
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,430
400	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	399
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B2	458
2,873	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17	(e)	3,246
350	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18 (g)	B1	332
350	International Lease Finance Corporation, Senior Notes,
	5.75%, 05/15/16	B1	311
1,150	International Lease Finance Corporation, Senior Notes,
	8.25%, 12/15/20	B1	1,121
1,400	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	B1	1,403
1,500	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa2	1,230
1,850	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15	Caa2	1,711
575	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	Caa3	532
475	PHH Corporation, Senior Notes,
	9.25%, 03/01/16	Ba2	490
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	B2	200
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	558
975	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	1,014
2,125	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	B3	1,493
475	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B3	404
			21,071
Groceries - .24%
500	Susser Holdings LLC, Senior Notes,
	8.50%, 05/15/16	B2	518

Healthcare, Education and Childcare - 7.76%
125	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17	B1	121
1,050	Accellent, Inc.. Senior Subordinated Notes,
	10%, 11/01/17	Caa2	924
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,560
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	494
800	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17 (g)	B3	776
1,125	CHS/Community Health Systems, Inc., Senior Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	8.875%, 07/15/15	B3	1,103
175	Crown NewCo 3,Senior Notes,
	7%, 02/15/18 (g)(GBP)	B1	246
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	504
375	Giant Funding Corporation, Senior Notes,
	8.25%, 02/01/18 (g)	B3	375
925	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	846
550	HCA, Inc., Senior Secured Notes,
	8.50%, 04/15/19	Ba3	580
98	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17	B2	105
1,225	Iasis Healthcare Capital
	8.375%, 05/15/19 (g)	Caa1	998
600	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa2	530
425	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa2	375
975	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19 (g)	B3	765
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20	Ba1	245
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18 (g)	B3	452
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	889
350	Mylan Inc., Senior Notes,
	7.625%, 07/15/17 (g)	Ba3	364
525	Radiation Therapy Services, Inc., Senior Subordinated Notes,
	9.875%, 04/15/17	B3	452
350	Select Medical Corporation, Senior Subordinated Notes,
	7.625%, 02/01/15	Caa1	305
750	Tenet Healthcare Corporation, Senior Notes,
	8%, 08/01/20	Caa1	690
50	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	B1	53
50	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	50
175	Universal Health Services, Inc., Senior Notes,
	7%, 10/01/18	B1	172
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	195
625	Valeant Pharmaceuticals, International, Senior Notes,
	6.875%, 12/01/18 (g)	B1	570
500	Vanguard Health Holding Company II, LLC, Senior Notes,
	7.75%, 02/01/19	B3	448
725	Vanguard Health Holding Company II, LLC, Senior Notes,
	8%, 02/01/18	B3	665
31	Vanguard Health Systems, Inc., Senior Discount Notes,
	Zero Coupon, 02/01/16	Caa1	20
800	Warner Chilcott Company, LLC, Senior Notes,
	7.75%, 09/15/18	B3	776
			16,648
Hotels, Motels, Inns and Gaming - 4.54%
525	American Casinos, Inc., Senior Notes,
	7.50%, 04/15/21 (g)	B3	511
500	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g) (EUR)	B3	517
650	Codere Finance (Luxembourg) S.A., Senior Notes,
	8.25%, 06/15/15 (g) (EUR)	B2	776
325	Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	306
1,725	Harrah’s Escrow Corporation, Senior Notes,
	11.25%, 06/01/17	B3	1,736
50	Host Hotels and Resorts, L.P., Senior Notes,
	5.875%, 06/15/19 (g)	Ba1	48
100	Isle of Capri Casinos, Inc., Senior Notes,
	7.75%, 03/15/19	B3	93
300	MGM Mirage, Senior Notes,
	9%, 03/15/20	Ba3	309
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14	Ba3	406
400	MGM Mirage, Senior Notes,
	13%, 11/15/13	Ba3	454
425	MGM Resorts International, Senior Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	10%, 11/01/16 (g)	Caa1	402
750	MGM Resorts International, Senior Notes,
	11.125%, 11/15/17	Ba3	821
175	MGM Resorts International, Senior Notes,
	11.375%, 03/01/18	Caa1	178
475	Pinnacle Entertainment, Inc., Senior Notes,
	8.625%, 08/01/17	B1	482
225	Pinnacle Entertainment, Inc., Senior Subordinated
	8.75%, 05/15/20	Caa1	209
475	ROC Finance, LLC, Senior Notes,
	12.125%, 09/01/18 (g)	Caa1	486
650	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba1	662
750	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B1	720
225	Sheraton Holding Corporation, Senior Notes,
	7.375%, 11/15/15	Ba1	243
375	Wynn Las Vegas LLC, Senior Notes,
	7.875%, 11/01/17	(e)	395
			9,754
Insurance - 1.74%
925	Financial Security Assurance Holdings Ltd., Junior,
	Subordinated Debentures, 6.40%, 12/15/66 (g)	Baa1	657
750	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	726
2,100	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,966
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	387
			3,736
Leisure, Amusement and Entertainment - 1.92%
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18	B2	559
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16	B2	184
450	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	470
225	NCL Corporation, Senior Notes,
	9.50%, 11/15/18 (g)	Caa1	233
700	NCL Corporation, Senior Notes,
	11.75%, 11/15/16	B2	791
450	Speedway Motorsports, Inc., Senior Notes,
	8.75%, 06/01/16	Ba2	475
775	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	B3	812
374	Universal City Development Partners, Ltd., Senior Notes,
	8.875%, 11/15/15	Baa2	408
162	Universal City Development Partners, Ltd., Senior Notes,
	10.875%, 11/15/16	Baa2	189
			4,121
Mining, Steel, Iron and Non-Precious Metals - 6.65%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	Ba3	633
525	Algoma Acquisition Corporation,
	9.875%, 06/15/15 (g)	Caa2	420
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	545
250	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16	B1	266
975	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17	B1	1,024
400	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	422
850	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	B1	803
800	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	796
525	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	B3	488
800	McJunkin Red Man Corporation, Senior Notes,
	9.50%, 12/15/16	B3	752
550	Metals USA, Inc., Senior Secured Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	11.125%, 12/01/15	B3	560
250	Mirabela Nickel Ltd., Senior Notes,
	8.75%, 04/15/18 (g)	B2	210
325	New World Resources N.V., Senior Notes,
	7.875%, 05/01/18 (g) (EUR)	Ba3	401
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	421
425	Patriot Coal Corporation, Senior Notes,
	8.25%, 04/30/18	B3	375
3,350	Ryerson Holding Corporation, Senior Secured Notes,
	16.50%, 02/01/15 (b)	Caa3	1,482
1,225	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	1,228
625	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	637
475	Steel Dynamics, Inc., Senior Notes,
	7.625%, 03/15/20	Ba2	475
50	Steel Dynamics, Inc., Senior Notes,
	7.75%, 04/15/16	Ba2	50
350	Thomson Creek Metals Company Inc., Senior Notes,
	7.375%, 06/01/18 (g)	B3	320
1,125	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	Caa1	1,074
350	Vedanta Resources, Plc, Senior Notes,
	8.25%, 06/07/21 (g)	Ba2	277
725	Vedanta Resources, Plc, Senior Notes,
	9.50%, 07/18/18 (g)	Ba2	624
			14,283
Oil and Gas - 17.60%
950	Alta Mesa Holdings, L.P., Senior Notes,
	9.625%, 10/15/18	B3	874
440	Anadarko Petroleum Corporation, Senior Notes,
	6.375%, 09/15/17	Ba1	493
575	Antero Resources Corporation, Senior Notes,
	7.25%, 08/01/19 (g)	B3	553
1,425	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17	B3	1,500
300	Berry Petroleum Company, Senior Notes,
	6.75%, 11/01/20	B2	286
450	Berry Petroleum Company, Senior Notes,
	10.25%, 06/01/14	B2	505
375	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	367
525	Bill Barrett Corporation, Senior Notes,
	9.875%, 07/15/16	B1	577
400	Calumet Specialty Products Partners, L.P., Senior Notes,
	9.375%, 05/01/19 (g)	B3	374
300	Calumet Specialty Products Partners, L.P., Senior Notes,
	9.375%, 05/01/19 (g)	B3	280
1,000	CGG Veritas, Senior Notes,
	6.50%, 06/01/21 (g)	Ba3	901
225	Chesapeake Energy Corp., Senior Notes,
	6.625%, 08/15/20	Ba3	232
975	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1,097
525	Clayton Williams Energy, Inc., Senior Notes,
	7.75%, 04/01/19 (g)	Caa1	457
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	B3	298
750	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B3	793
1,325	Connacher Oil and Gas Limited, Senior Notes,
	8.50%, 08/01/19, (g)	Caa2	1,034
400	Continental Resources, Senior Notes,
	7.125%, 04/01/21	B1	407
772	Denbury Resources Inc., Senior Subordinated Notes,
	8.25%, 02/15/20	B1	814
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	621
700	Dolphin Subsidiary II, Inc., Senior Notes,
	6.50%, 10/15/16 (g)	Ba1	702
700	Dolphin Subsidiary II, Inc., Senior Notes,
	7.25%, 10/15/21 (g)	Ba1	702
100	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba3	114
50	El Paso Corporation, Senior Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	7.80%, 08/01/31	Ba3	57
125	Encore Acquisition Company, Senior Subordinated Notes,
	9.50%, 05/01/16	B1	135
775	Energy Transfer Equity, L.P., Senior Notes,
	7.50%, 10/15/20	Ba2	796
1,350	Exco Resources, Inc., Senior Notes,
	7.50%, 09/15/18	B3	1,208
1,150	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18 (g)	Ba3	1,101
1,375	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	Ba3	1,182
620	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	609
1,500	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	1,433
650	Global Geophysical Services, Senior Notes,
	10.50%, 05/01/17	B3	624
625	Goodrich Petroleum Corporation, Senior Notes,
	8.875%, 03/15/19 (g)	Caa1	619
600	Helix Energy Solutions Group, Inc., Senior Notes,
	9.50%, 01/15/16 (g)	B3	615
100	Inergy, L.p., Senior Notes,
	6.875%, 08/01/21	Ba3	94
700	Inergy, L.p., Senior Notes,
	7%, 10/01/18	Ba3	658
309	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15	Ba3	317
950	MEG Energy Corporation, Senior Notes,
	6.50%, 03/15/21 (g)	B3	898
710	Newfield Exploration Company, Senior Subordinated Notes,
	6.875%, 02/01/20	Ba2	738
975	Niska Gas Storage US, LLC, Senior Notes,
	8.875%, 03/15/18	B1	975
25	Oasis Petroleum, Inc., Senior Notes,
	7.25%, 02/01/19 (g)	Caa1	24
450	Offshore Group Investment Ltd., Senior Notes,
	11.50%, 08/01/15	B3	470
125	Offshore Group Investment Ltd., Senior Notes,
	11.50%, 08/01/15 (g)	B3	131
625	OGX Petroleo e Gas Participacoes SA, Senior Notes,
	8.50%, 06/01/18 (g)	B1	563
525	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	B2	488
500	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B2	525
325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	309
1,825	Petroleos de Venezuela SA, Senior Notes,
	8.50%, 11/02/17 (g)	(e)	1,196
1,100	PetroPlus Finance Ltd., Senior Notes,
	9.375%, 09/15/19 (g)	B2	941
600	Plains Exploration and Production Company, Senior Notes,
	10%, 03/01/16	B1	656
500	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20	Ba1	491
450	Quicksilver Resources, Inc., Senior Notes,
	9.125%, 08/15/19	B2	446
1,000	Quicksilver Resources, Inc., Senior Notes,
	11.75%, 01/01/16	B2	1,090
825	Range Resources Corporaiton, Senior Subordinated Notes,
	6.75%, 08/01/20	Ba3	879
450	Regency Energy Partners, L.P., Senior Notes,
	6.875%, 12/01/18	B1	463
700	SandRidge Energy, Inc., Senior Notes,
	8%, 06/01/18 (g)	B3	669
575	SESI LLC, Senior Notes,
	6.375%, 05/01/19 (g)	Ba3	561
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19 (g)	B1	225
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	683
25	Tesoro Corporation, Senior Notes,
	9.75%, 06/01/19	Ba1	27
825	Unit Corporation, Senior Subordinated Notes,
	6.625%, 05/15/21	B3	823
75	Whiting Petroleum Corporation, Senior Subordinated Notes,
	6.50% 10/01/18	Ba3	75
			37,775

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Personal, Food and Miscellaneous Services - 2.30%
400	Central Garden & Pet Company, Senior Subordinated Notes,
	8.25%, 03/01/18	B2	386
600	CKE Restaurants, Senior Notes,
	11.375%, 07/15/18	B2	624
1,000	DineEquity, Inc., Senior Notes,
	9.50%, 10/30/18	B3	980
450	Fiesta Restaurant Group, Senior Notes,
	8.875%, 08/15/16 (g)	B2	441
725	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B3	707
1,125	Realogy Corporation, Senior Notes,
	11.50%, 04/15/17	Caa3	743
1,000	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16	B3	1,055
			4,936
Personal Non-Durable Consumer Products - .53%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15	B1	214
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	Ba3	263
575	Ontex IV, S.A., Senior Notes,
	7.50%, 04/15/18 (g) (EUR)	Ba3	670
			1,147
Personal Transportation - 2.24%
800	American Airlines, Inc., Senior Notes,
	7.50%, 03/15/16 (g)	B2	688
1,325	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,299
190	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	200
134	Continental Airlines, Inc., Senior Notes,
	9.25%, 05/10/17	Ba2	138
584	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	607
1,475	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B2	1,549
175	Northwest Airlines
	7.575%, 03/01/19	(e)	180
150	United Airlines, Inc., Senior Notes,
	12%, 11/01/13 (g)	B3	155
			4,816
Printing and Publishing - 1.21%
750	McClatchy Company, Senior Notes,
	11.50%, 02/15/17	B1	649
75	Nielsen Finance LLC, Senior Notes,
	7.75%, 10/15/18	B2	77
228	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	B2	260
717	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14	B2	821
625	Readers Digest Association, Senior Notes,
	9.50%, 02/15/17	B3	450
375	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	335
			2,592
Retail Stores - 3.64%
1,125	Allstar Sub LLC, Senior Notes,
	9.25%, 08/01/19 (g)	Caa1	1,046
800	Claire’s Escrow Corporation, Senior Notes,
	8.875%, 03/15/19	Caa3	580
184	Claire’s Stores, Inc., Senior Notes,
	9.625%, 06/01/15 (h)	Caa3	145
50	J. Crew Group, Senior Notes,
	8.125%, 03/01/19	Caa1	42
300	Michaels Stores, Inc., Senior Notes,
	11.375%, 11/01/16	Caa2	303
1,025	Michaels Stores, Inc., Subordinated Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	13%, 11/01/16 (b)	Caa2	1,048
200	Needle Merger Corporation, Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	174
125	Neiman Marcus Group, Inc., Senior Subordinated Notes,
	10.375%, 10/15/15	Caa1	126
100	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.125%, 11/15/23	Ba1	102
500	QVC, Inc., Senior Notes,
	7.125%, 04/15/17 (g)	Ba2	529
250	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	271
575	Radio Shack Corporation, Senior Notes
	6.75%, 05/15/19 (g)	Ba2	538
100	Rite Aid Corporation, Senior Notes,
	8%, 08/15/20	B3	104
750	Rite Aid Corporation, Senior Notes,
	8.625%, 03/01/15	Caa3	656
150	Rite Aid Corporation, Senior Notes,
	9.50%, 06/15/17	Caa3	122
600	Rite Aid Corporation, Senior Notes,
	10.25%, 10/15/19	Caa2	628
550	Rite Aid Corporation, Senior Notes,
	10.375%, 07/15/16	Caa2	567
25	Toys ‘R’ Us Delaware, Inc., Senior Notes,
	7.375%, 09/01/16 (g)	B1	24
400	Toys ‘R’ Us Delaware, Inc., Senior Notes,
	7.375%, 10/15/18	B3	348
475	Toys ‘R’ Us Property Company II, LLC, Senior Notes,
	8.50%, 12/01/17	Ba1	469
			7,822
Telecommunications - 14.86%
325	Avaya, Inc., Senior Notes,
	7%, 04/01/19 (g)	B1	276
100	Avaya, Inc., Senior Notes,
	9.75%, 11/01/15	Caa2	73
2,625	Avaya, Inc., Senior Notes,
	10.125%, 11/01/15	Caa2	1,916
400	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	B2	396
1,000	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/15 (g)	B2	870
725	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/17 (g)	Caa2	435
100	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	100
950	Cricket Communications, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	B3	831
775	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	788
500	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	535
700	Digicel Limited, Senior Notes,
	8.25%, 09/01/17 (g)	B1	669
150	Digicel Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	141
1,100	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	1,078
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19 (g)	B2	281
775	EH Holdings Corporation, Senior Notes,
	6.50%, 06/15/19 (g)	Ba3	756
775	EH Holdings Corporation, Senior Notes,
	7.625%, 06/15/21 (g)	B3	756
550	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba2	547
625	Equinix, Inc., Senior Notes,
	8.125%, 03/01/18	Ba2	661
450	GCI, Inc., Senior Notes,
	6.75%, 06/01/21	B2	427
225	Geoeye, Inc., Senior Notes,
	9.625%, 10/01/15	Ba3	250
1,175	Intelsat Bermuda Ltd., Senior Notes,
	11.50%, 02/04/17 (g)	Caa3	990
250	Intelsat Bermuda Ltd., Senior Notes,
	11.50%, 02/04/17	Caa3	213
525	Intelsat Corporation, Senior Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	7.25%, 04/01/19 (g)	B3	488
800	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20 (g)	B3	740
2,750	Intelsat (Luxembourg) S.A., Senior Notes,
	11.25%, 02/04/17	Caa3	2,379
525	Level 3 Communications, Inc., Senior Notes,
	11.875%, 02/01/19 (g)	Caa3	501
850	Level 3 Escrow, Inc., Senior Notes,
	8.125%, 07/01/19 (g)	Caa1	754
500	Level 3 Financing, Inc., Senior Notes,
	9.375%, 04/01/19 (g)	Caa1	465
1,275	MetroPCS Wireless, Inc., Senior Notes,
	7.875%, 09/01/18	B2	1,243
525	Nextel Communications, Senior Notes,
	5.95%, 03/15/14	Ba3	491
1,075	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	Ba3	1,011
750	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	B2	765
375	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	B2	401
675	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	Ba3	717
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	413
125	Satelites Mexicanos, S.A. de C.V., Senior Notes,
	9.50%, 05/15/17 (g)	B3	125
50	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16	B1	52
725	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	B1	765
525	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	B1	390
900	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B1	779
2,000	Sprint Nextel Corporation, Senior Notes,
	8.375%, 08/15/17	B1	1,857
1,000	Telesat Canada, Senior Notes,
	11%, 11/01/15	Caa1	1,058
575	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	Caa1	643
450	Trilogy International Partners, LLC, Senior Notes,
	10.25%, 08/15/16 (g)	Caa1	449
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16	B1	279
500	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba2	425
324	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (g)(h)	B3	259
1,200	Windstream Corporation, Senior Notes,
	7.875%, 11/01/17	Ba3	1,218
223	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	231
			31,887
Textiles and Leather - .39%
375	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	B1	363
200	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B2	190
275	Levi Strauss & Co., Senior Notes,
	8.875%, 04/01/16	B2	281
			834
Utilities - 2.93%
350	AES Corporation, Senior Notes,
	7.375%, 07/01/21 (g)	B1	333
1,300	AES Corporation, Senior Notes,
	9.75%, 04/15/16	B1	1,398
1,000	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	965
375	EDP Finance B.V., Senior Notes,
	5.375%, 11/02/12 (g)	Baa3	360
600	NRG Energy, Inc., Senior Notes,
	7.625%, 01/15/18 (g)	B1	557
850	PNM Resources, Inc., Senior Notes,

Schedule of Investments - September 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

	9.25%, 05/15/15	Ba2	939
150	RRI Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B3	138
800	Texas Competitive Electric Holdings, Company, LLC
	Senior Notes,10.25%, 11/01/15	Caa3	300
425	Texas Competitive Electric Holdings, Company, LLC
	Series B, Senior Notes,10.25%, 11/01/15	Caa3	159
1,150	Texas Competitive Electric Holdings, Company, LLC
	11.50%, 10/01/20 (g)	B2	920
200	Tokyo Electric Power Company, Inc., Senior Notes,
	4.50%, 03/24/14 (EUR)	Ba2	215
			6,284
	Total Corporate Debt Securities
	(Total cost of $300,174)		285,780

Shares
PREFERRED STOCK - 2.93% (d)
Broadcasting and Entertainment - .16%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	342

Containers, Packaging and Glass - 0%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC		—

Electronics - 1.07%
2,675	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	B3	2,294

Finance - 1.70%
1,775	Ally Financial, Inc., 7% (g)	B3	1,188
65,600	Ally Financial, Inc., 8.50%	Caa1	1,145
72,500	GMAC Capital Trust	B3	1,323
			3,656
	Total Preferred Stock (Total cost of $6,967)		6,292

COMMON STOCK - .12% (d)
15,325	Ameristar Casinos, Inc,		246

	Total Common Stock (Total cost of $336)		246

	TOTAL INVESTMENTS (Total cost of $307,477)		$292,318

(a)	Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2011 was $0.

(d)	Percentages indicated are based on total net assets to common shareholders of $214,611.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $111,579 as of September  30, 2011.

(h)	Pay-In-Kind

(EUR) Euro

(GBP) British Pound

ESC	Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

The New America High Income Fund, Inc.

Forward Currency Exchange Contracts - (Unaudited) (Amounts in Thousands) As of September 30, 2011, the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)
State Street Bank	10/7/11	GBP	4	USD	6	$—
State Street Bank	10/7/11	GBP	9	USD	15	(1)
State Street Bank	10/7/11	GBP	6	USD	10	(1)
State Street Bank	10/7/11	GBP	6	USD	10	(1)
State Street Bank	10/7/11	GBP	5	USD	8	—
State Street Bank	10/7/11	GBP	6	USD	9	—
State Street Bank	10/7/11	GBP	3	USD	5	—
UBS AG	10/7/11	USD	476	GBP	296	14
State Street Bank	10/7/11	USD	12	GBP	7	1
State Street Bank	10/7/11	USD	11	GBP	7	—
State Street Bank	12/9/11	USD	99	EUR	72	2
Deutsche Bank	12/9/11	EUR	92	USD	126	(3)
State Street Bank	12/9/11	USD	66	EUR	48	2
State Street Bank	12/9/11	USD	6891	EUR	4903	325
State Street Bank	12/9/11	USD	20	EUR	14	1
State Street Bank	12/9/11	USD	246	EUR	182	2
State Street Bank	12/9/11	USD	65	EUR	48	1
Net unrealized gain (loss) on open forward currency exchange contracts						$342

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2011 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $0 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

1

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

September 30, 2011 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

2

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

September 30, 2011 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000)	Significant Observable Inputs (000)	Significant Unobservable Inputs (000)	(000)
Investments
Debt Securities*	$—	$285,780	$—	$285,780

Preferred Stock
Broadcasting and Entertainment	—	342	—	342
Containers, Packaging and Glass	—	—	—	—
Electronics	—	2294	—	2294
Finance	2468	1188	—	3656
Common Stock
Ameristar Casinos	246	—	—	246

3

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000)	Significant Observable Inputs (000)	Significant Unobservable Inputs (000)	(000)
Total Investments	$2,714	$289,604	$—	$292,318
Forward Currency Exchange Contracts	$—	$342	$—	$342

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2010	$—
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers out of Level 3 to Level 2	—
Balance, September 30, 2011	$—

Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

4

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 21, 2011

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 21, 2011